Average Annual Total Returns - Domestic Equity Portfolio	Domestic Equity Portfolio 1 Yr	Domestic Equity Portfolio 5 Yr	Domestic Equity Portfolio 10 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	0.73%	9.11%	10.53%	2.80%	9.74%	10.50%	3.49%	9.47%	9.89%